Employee Benefit Plans - Amounts to be Recognized (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	$ 5
Actuarial loss	0
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	0
Actuarial loss	0
International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	5
Actuarial loss	0
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	(18)
Actuarial loss	3
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	(6)
Actuarial loss	$ 9